Note 9 - Options and Warrants to Purchase Common Stock (Details) - Summary of the Vesting Periods of Options - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Vesting Period From March 31, 2015 To December 31, 2015 [Member]
Note 9 - Options and Warrants to Purchase Common Stock (Details) - Summary of the Vesting Periods of Options [Line Items]
	200,000
Vesting Period From February 5, 2016 To February 5, 2018 [Member]
Note 9 - Options and Warrants to Purchase Common Stock (Details) - Summary of the Vesting Periods of Options [Line Items]
	200,000
	400,000	1,175,000	760,867